Operating lease receivables - Net - Prepaid Expenses and Other Current Assets (Details) - USD ($)	3 Months Ended
	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Lease Receivables [Line Items]
Advance payments		$ 0	$ 19,308,297	$ 17,201,933
Other accounts receivables		814,508	328,082	7,486,147
Property expenses		498,874	1,638,607	543,804
Prepaid expenses		806,163	24,406	76,467
Prepaid expenses and other current assets		2,119,545	21,299,392	25,308,351
Period for conditions to be met for acquisition (in months)	18 months
Period for conditions to be met for acquisition, extension (in months)	18 months
Advance payments forfeited	$ 1,000,000
Investment properties		$ 3,696,768,269	$ 3,212,164,164	2,738,465,276	$ 2,263,170,941
Land Reserve In Queretaro
Operating Lease Receivables [Line Items]
Investment properties				$ 7,486,147